SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

12.SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the years ended December 31, 2017, 2016 and 2015 are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
(Increase) decrease in accounts receivables and current assets	(162)	36	(9)
Increase (decrease) in prepaid expenses	46	(73)	21
Increase (decrease) in trade payables and accrued liabilities	21	(15)	(180)

Total changes in working capital	(95)	(52)	(168)

During the year ended December 31, 2017, the Company:

i)transferred $301 from reserve to deficit;

ii)recorded $39 in fair value of options to share issuance costs;

iii)recorded $2,080 in fair value of agent’s warrants to share issuance costs; and

iv)recorded $767 in accrued exploration and evaluation expenditures.

During the year ended December 31, 2016, the Company:

i)recorded $265 to reserves, which was subsequently reallocated to share capital and amortized as interest expense over the term of the Loan;

ii)transferred $2,725 from reserve to deficit;

iii)recorded $48 in fair value of agent’s warrants to share issuance costs; and

iv)recorded $34 in accrued exploration and evaluation expenditures.

During the year ended December 31, 2015, the Company:

i)transferred $284 from reserve to deficit; and

ii)recorded $86 in accrued exploration and evaluation expenditures.